Other operating expenses - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single and Local Resolution Funds	€ 58	€ 41
Increase (decrease) in local bank taxes	58
Local bank taxes	319		€ 261
Germany, Belgium, Poland
Disclosure Of Other Operating Expense [Line Items]
Contributions to the deposit guarantee schemes	€ 25	€ 136